Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	$ 6,533	$ 9,085	$ 5,697
Cash equivalents	6,853	8	8
Short-term deposits	0	53,000	0
Cash, cash equivalents and deposits	13,386	$ 62,093	$ 5,705
Cash equivalents held for digital assets	$ 6,900